Components of Income (Loss) From Continuing Operations before Provision (Benefit) For Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
United States	$ (503)	$ (606)	$ (678)
Foreign	19	21
Total	$ (484)	$ (585)	$ (678)